Pay vs Performance Disclosure	12 Months Ended
	Jan. 01, 2023 USD ($) $ / shares	Jan. 02, 2022 USD ($) $ / shares	Jan. 03, 2021 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

A	B	C	D	E	F	G	H	I	J
					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs	Total Shareholder Return	Peer Group Total Shareholder Return (S&P Pharmaceuticals Sub Index)	Peer Group Total Shareholder Return (S&P Healthcare Equipment Sub Index)	Net Income ($millions)	Annual Relative Total Shareholder Return (% points)
2022	$13,099,487	$18,910,984	$8,021,796	$11,882,576	$130.91	$146.65	$113.92	17,941	5.6%
2021	26,741,959	39,418,762	12,498,029	16,589,485	123.54	135.21	140.40	20,878	(2.4)
2020	29,575,974	28,993,387	12,948,370	11,481,072	110.85	107.53	117.63	14,714	1.6

Named Executive Officers, Footnote [Text Block]
Column B includes the amounts reported in the Total column of the Summary Compensation Table for our CEO. Column D includes the average of the amounts reported in the Total column of the Summary Compensation Table for our named executive officers excluding our CEO.

In the table below, we show which executives were included in columns B through E in 2020-2022.

Executive Name	PEO			Non-PEO NEO
	2020	2021	2022	2020	2021	2022
A. Gorsky	X	X
J. Duato			X	X	X
J. Wolk				X	X	X
P. Stoffels				X	X
J. Taubert				X	X	X
A. McEvoy						X
T. Mongon						X
	It is important to keep in mind that our CEO and named executive officers have changed, making year-to-year comparisons of Compensation Actually Paid difficult. Most significant is our change in CEO. For 2020 and 2021, Mr. Gorsky was our CEO (PEO in the table) and for 2022 Mr. Duato was our CEO
Peer Group Issuers, Footnote [Text Block]

Competitor Composite Peer Group
Pharmaceuticals	MedTech	Consumer Health
AbbVie Inc	Alcon	Beiersdorf AG
Amgen Inc	Boston Scientific Corp	Colgate-Palmolive Co
AstraZeneca PLC	Cooper Cos Inc	L'Oreal SA
Bristol-Myers Squibb Co	The Intuitive Surgical	Procter & Gamble Co
Eli Lilly & Co	Medtronic Inc	The Reckitt Benckiser
GlaxoSmithKline PLC	Smith & Nephew PLC	Unilever
Merck & Co Inc	Stryker Corp
Novartis AG	Zimmer Holdings Inc
Pfizer Inc
Roche Holding AG
Sanofi

PEO Total Compensation Amount	$ 13,099,487	$ 26,741,959	$ 29,575,974
PEO Actually Paid Compensation Amount	$ 18,910,984	39,418,762	28,993,387
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Year-End Fair Value of Equity Awards Granted During Applicable Year	Change in Fair Value as of Year-End of Any Prior-Year Awards that Remain Unvested as of Year-End	Change in Fair Value as of the Vesting Date of Any Prior -Year Awards that Vested During Applicable Year	Pay Versus Performance Value of Equity Awards
PEO
2022	$10,012,527	$4,005,011	$(420,254)	$13,597,284
2021	21,784,640	7,510,917	2,928,188	32,223,745
2020	17,452,777	3,954,446	2,158,449	23,565,672
Average of Non-PEO NEOs
2022	7,204,994	2,486,599	(201,362)	9,490,231
2021	8,964,136	3,045,440	836,235	12,845,811
2020	7,143,024	1,311,996	599,228	9,054,248

Year	Service Costs Attributable to the Applicable Year	Prior Service Costs Introduced During the Applicable Year	Pay Versus Performance Value of Pension Benefits
PEO
2022	$474,001	$0	$474,001
2021	988,230	0	988,230
2020	948,152	(519,762)	428,390
Average of Other NEOs
2022	329,779	0	329,779
2021	575,029	0	575,029
2020	423,888	(533,939)	(110,051)

Non-PEO NEO Average Total Compensation Amount	$ 8,021,796	12,498,029	12,948,370
Non-PEO NEO Average Compensation Actually Paid Amount	$ 11,882,576	16,589,485	11,481,072
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
The following table shows adjustments made to total compensation for each year to determine the Compensation Actually Paid:

Year	Summary Compensation Table Total	Minus Summary Compensation Table Value of Equity Awards	Plus Pay Versus Performance Value of Equity Awards	Minus Summary Compensation Table Change in the Actuarial Present Value of Pension Benefits	Plus Pay Versus Performance Value of Pension Benefits	Equals Compensation Actually Paid
PEO
2022	$13,099,487	$8,259,788	$13,597,284	$0	$474,001	$18,910,984
2021	26,741,959	19,859,172	32,223,745	676,000	988,230	39,418,762
2020	29,575,974	18,140,649	23,565,672	6,436,000	428,390	28,993,387
Average of Non-PEO NEOs
2022	8,021,796	5,943,730	9,490,231	15,500	329,779	11,882,576
2021	12,498,029	8,169,384	12,845,811	1,160,000	575,029	16,589,485
2020	12,948,370	7,411,495	9,054,248	3,000,000	(110,051)	11,481,072

Year	Year-End Fair Value of Equity Awards Granted During Applicable Year	Change in Fair Value as of Year-End of Any Prior-Year Awards that Remain Unvested as of Year-End	Change in Fair Value as of the Vesting Date of Any Prior -Year Awards that Vested During Applicable Year	Pay Versus Performance Value of Equity Awards
PEO
2022	$10,012,527	$4,005,011	$(420,254)	$13,597,284
2021	21,784,640	7,510,917	2,928,188	32,223,745
2020	17,452,777	3,954,446	2,158,449	23,565,672
Average of Non-PEO NEOs
2022	7,204,994	2,486,599	(201,362)	9,490,231
2021	8,964,136	3,045,440	836,235	12,845,811
2020	7,143,024	1,311,996	599,228	9,054,248

Year	Service Costs Attributable to the Applicable Year	Prior Service Costs Introduced During the Applicable Year	Pay Versus Performance Value of Pension Benefits
PEO
2022	$474,001	$0	$474,001
2021	988,230	0	988,230
2020	948,152	(519,762)	428,390
Average of Other NEOs
2022	329,779	0	329,779
2021	575,029	0	575,029
2020	423,888	(533,939)	(110,051)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The chart below compares the Compensation Actually Paid to our CEO and the average of our other NEOs with the Company’s cumulative TSR.
As described on page 70, three-year TSR relative to our Competitor Composite Peers is one of our PSU performance measures. However, the Company’s cumulative TSR without a peer comparison is not one of the performance measures we use in our annual or long-term incentive plans.
The Company’s cumulative TSR includes both our annual share price appreciation and the impact of reinvested dividends. Because most of our executives’ compensation is equity-based long-term incentives which vary in value with the Company’s price, our CAP is aligned with the annual share price appreciation component of TSR. Dividends confound the relationship because they are included in the cumulative TSR but are not included in CAP because we do not pay dividends on unvested equity awards.

Compensation Actually Paid vs. Net Income [Text Block]
The chart below compares the Compensation Actually Paid to our CEO and the average of our other NEOs with the Company’s net income.
As described on pages 67 and 70, adjusted operational EPS is one of our annual incentive measures and three-year cumulative adjusted operational EPS is one of our PSU performance measures. These measures are compared to goals that we set at the beginning of each year for the annual incentives and at the beginning of each 3-year performance period for the PSUs.
While annual net income impacts our adjusted operational EPS and three-year cumulative adjusted operational EPS, it is not one of the performance measures we use in our annual or long-term incentive plans. Therefore, any relationship of CAP with the Company’s annual net income would be indirect, at best, because it is not a performance measure in our compensation program and it is not compared to any goals.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The chart below compares the Compensation Actually Paid to our CEO and the average of our other NEOs with the Company’s annual relative TSR.
Annual relative TSR directly impacts the three overlapping PSU performance cycles that are outstanding each year. Higher annual relative TSR increases the fair value of the outstanding PSUs and conversely lower annual relative TSR decreases the fair value of outstanding PSUs.
Performance against our annual incentive goals, three-year cumulative adjusted operational EPS PSU goals, and changes in the fair value of long-term incentive awards granted each year confound the relationship of CAP and annual relative TSR because they are independent of annual relative TSR.
Note: we use three-year relative TSR as a PSU performance measure. However, SEC guidance limits the measures to one-year periods.

Annual Relative TSR
TSR	2020	2021	2022
Johnson & Johnson	9.3%	12.8%	8.0%
Competitor Composite	7.7	15.2	2.4
One-Year Relative TSR	1.6	(2.4)	5.6
The TSR for each of the three business groups within the Competitor Composite Peer Group is weighted based on the Company’s sales mix for the prior year as shown in the table below.

Competitor Composite Peer Group Weightings
Business Group	2020	2021	2022
Pharmaceuticals	51.4%	54.7%	55.1%
MedTech	31.6	27.8	28.9
Consumer Health	16.9	17.5	16.0
Total	100.0	100.0	100.0

Total Shareholder Return Vs Peer Group [Text Block]
The chart below compares the Company's cumulative TSR over the three years presented in the table with the cumulative TSR of our two peer indices: the S&P Pharmaceuticals Index and the S&P Healthcare Equipment Index.
We do not use the cumulative TSR of the S&P Pharmaceuticals Index or S&P Healthcare Equipment index as incentive measures for our NEOs. However, we do measure three-year relative TSR versus our Competitor Composite Peer Group as one of our PSU metrics, as described in greater detail in our PSU Goal Setting Process on page 70. So, the relationship of CAP with our three-year relative TSR versus our Competitor Composite Peer Group is direct for each of the overlapping PSU performance periods shown in the table.

Tabular List [Table Text Block]

	Annual Incentive Financial Performance Measures		Long-Term Incentive Financial Performance Measures
●	Operational Sales	●	Three-Year Cumulative Adjusted Operational EPS
●	Adjusted Operational EPS Growth	●	Three-Year TSR Compound Annual Growth Rate versus the Competitor Composite Peer Group
●	Free Cash Flow	●	Share Price
		●	Share Price Appreciation

Total Shareholder Return Amount	$ 130.91	123.54	110.85
Peer Group Total Shareholder Return Amount	146.65	135.21	107.53
Net Income (Loss)	$ 17,941,000,000	$ 20,878,000,000	$ 14,714,000,000
Company Selected Measure Amount	0.056	(0.024)	0.016
Peer Group Total Shareholder Return Amount, Two | $ / shares	$ 113.92	$ 140.40	$ 117.63
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Operational Sales
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operational EPS Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Three-Year Cumulative Adjusted Operational EPS
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Three-Year TSR Compound Annual Growth Rate versus the Competitor Composite Peer Group
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Share Price
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Share Price Appreciation
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 474,001	$ 988,230	$ 428,390
PEO [Member] | Exclusion of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,259,788	19,859,172	18,140,649
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,597,284	32,223,745	23,565,672
PEO [Member] | Exclusion of Change in Pension Benefit [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	676,000	6,436,000
PEO [Member] | Inclusion of Pension Benefit [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	474,001	988,230	428,390
PEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	10,012,527	21,784,640	17,452,777
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	4,005,011	7,510,917	3,954,446
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(420,254)	2,928,188	2,158,449
PEO [Member] | Inclusion of Pension Service Costs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	474,001	988,230	948,152
PEO [Member] | Inclusion of Prior Year Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(519,762)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	329,779	575,029	(110,051)
Non-PEO NEO [Member] | Exclusion of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,943,730	8,169,384	7,411,495
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,490,231	12,845,811	9,054,248
Non-PEO NEO [Member] | Exclusion of Change in Pension Benefit [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	15,500	1,160,000	3,000,000
Non-PEO NEO [Member] | Inclusion of Pension Benefit [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	329,779	575,029	(110,051)
Non-PEO NEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	7,204,994	8,964,136	7,143,024
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	2,486,599	3,045,440	1,311,996
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(201,362)	836,235	599,228
Non-PEO NEO [Member] | Inclusion of Pension Service Costs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	329,779	575,029	423,888
Non-PEO NEO [Member] | Inclusion of Prior Year Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ (533,939)